Exhibit 99.1

USAA Auto Owner Trust 2019-1

Asset-Backed Notes, Series 2019-1

Sample Receivable Agreed-Upon Procedures

Report To:

USAA Acceptance, LLC

USAA Federal Savings Bank

United Services Automobile Association

3 July 2019

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

USAA Acceptance, LLC

1105 North Market Street, Suite 1300

Wilmington, Delaware 19801

USAA Federal Savings Bank

10750 McDermott Freeway

San Antonio, Texas 78288

United Services Automobile Association

9800 Fredericksburg Road

San Antonio, Texas 78288

Re:	USAA Auto Owner Trust 2019-1 (the “Issuing Entity”)
Asset-Backed Notes, Series 2019-1 (the “Notes”)
Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by USAA Acceptance, LLC (the “Depositor”), USAA Federal Savings Bank (the “Sponsor”), United Services Automobile Association (“USAA”), J.P. Morgan Securities LLC (“J.P. Morgan”), Deutsche Bank Securities Inc. (“Deutsche Bank”) and SMBC Nikko Securities America, Inc. (“SMBC,” together with the Depositor, Sponsor, USAA, J.P. Morgan and Deutsche Bank, the “Specified Parties”), solely to assist the Depositor with respect to certain information relating to a pool of retail motor vehicle installment loans that are secured by new and used automobiles and light-duty trucks (the “Receivables”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.

Labeled “USAOT 2019-1 Prelim Pool Selection_4.30.19.xlsx” (the “Preliminary Receivable Listing File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of PCD_ACCT_NBRs (each, an “Account Number”) that corresponds to certain retail motor vehicle installment loans that are secured by new and used automobiles and light-duty trucks (the “Preliminary Receivables”) that are expected to be representative of the Receivables and

ii.

Labeled “USAOT 2019-1_Selected Pool_4.30.19.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information on the Preliminary Receivables as of 30 April 2019 (the “Preliminary Cut-off Date”),

b.	Imaged copies of:

i.	The note, disclosure and security agreement, addendum to note, disclosure and security agreement, correction letter or other related documents (collectively and as applicable, the “Contract”),

ii.	The certificate of title, lien and title information report or other related documents (collectively and as applicable, the “Title”),

iii.	The loan subvention authorization form, consumer loan application or other related documents (collectively and as applicable, the “Subvention Program Document”) and

iv.	Certain printed screen shots from the Sponsor’s servicing system (the “System Screen Shots,” together with the Contract, Title and Subvention Program Document, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Receivable (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Preliminary Receivable Listing File, Preliminary Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Preliminary Receivable Listing File and Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Preliminary Receivable Listing File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Receivables or Receivables (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Receivables,

iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 July 2019

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 100 Preliminary Receivables from the Preliminary Receivable Listing File (the “Initial Sample Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Initial Sample Receivables or the methodology they instructed us to use to select the Initial Sample Receivables from the Preliminary Receivable Listing File.

For the purpose of the procedures described in this report, the 100 Initial Sample Receivables are referred to as Sample Receivable Numbers 1 through 100.

The Sponsor, on behalf of the Depositor, indicated that Sample Receivable Number 64 (the “Initial Non-Compared Sample Receivable”) will not be a Receivable and instructed us not to perform any procedures on Initial Non-Compared Sample Receivable. We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Depositor, that is described in the preceding sentence.

2.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected one additional Preliminary Receivable from the Preliminary Receivable Listing File that was not an Initial Sample Receivable (the “Additional Sample Receivable”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Additional Sample Receivables or the methodology they instructed us to use to select the Additional Sample Receivable from the Preliminary Receivable Listing File.

For the purpose of the procedures described in this report, the Additional Sample Receivable is referred to as Sample Receivable Number 101. The Initial Sample Receivables (except for the Initial Non-Compared Sample Receivable), together with the Additional Sample Receivable, are hereinafter referred to as the “Preliminary Sample Receivables.”

The Sponsor, on behalf of the Depositor, indicated that Sample Receivable Numbers 1, 5, 8, 9, 12, 16, 18, 21, 36, 42, 46, 54, 58, 86, 89, 97 and 101 (the “Non-Compared Sample Receivables”) will not be Receivables and instructed us not to perform any procedures on the Non-Compared Sample Receivables. We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Depositor, that is described in the preceding sentence.

The Preliminary Sample Receivables (except for the Non-Compared Sample Receivables) are hereinafter referred to as the “Sample Receivables.”

Attachment A Page 2 of 3

3.

For each retail motor vehicle installment loan on the Preliminary Receivable Listing File and Preliminary Data File, we compared the Account Number, as shown on the Preliminary Receivable Listing File, to the corresponding Account Number, as shown on the Preliminary Data File, and noted that:

a.	All of the Preliminary Receivables were included on both the Preliminary Receivable Listing File and Preliminary Data File and

b.	No retail motor vehicle installment loans other than the Preliminary Receivables were included on the Preliminary Receivable Listing File or Preliminary Data File.

4.	For each Sample Receivable, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.

Observed that the corresponding Contract contained a signature in the borrower signature section of such Contract. We performed no procedures to determine the validity of the signature contained in the borrower signature section of such Contract.

c.	Observed that the corresponding Contract contained truth-in-lending disclosure information.

d.

Observed that the System Screen Shots contained a lien status code value of “3,” that the Sponsor, on behalf of the Depositor, indicated is evidence of a lien status of “lien perfected.” We performed no procedures to determine the validity of the “lien perfected” identification code on the System Screen Shots.

e.

Observed that the Sponsor or USAA was the named lien holder or owner on the Title, or that the lien holder had assigned the retail motor vehicle securing the Sample Receivable to the Sponsor or USAA on the Title, subject to the additional instruction provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation or truncation.

Attachment A Page 3 of 3

f.	Observed, as applicable:

(i)	The existence of a Subvention Program Document for each Sample Receivable with a PCD_SUBVENTION1 (“subvention”) value of “CBSS” or “NCPO,” as shown on the Preliminary Data File, or

(ii)

That the System Screen Shots contained an Auto DR value of “Y,” if the subvention value was “ACH,” as shown on the Preliminary Data File (collectively with the Sample Receivables described in (i) above, the “Subvention Sample Receivables”).

Exhibit 1 to Attachment A Page 1 of 3

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note
Account number	PCD_ACCT_NBR	Contract	i.
Borrower state	PCD_CUST_STATE	Contract or System Screen Shots	ii.
Maturity date	PCD_CURR_MAT_DATE	Contract or System Screen Shots	iii.
APR	APR_ROUNDED	(a) Contract or (b) Subvention Program Document, Contract and recalculation	iv.
Original loan principal balance	PCD_ORIG_AMT_FIN	Contract
Original loan term	PCD_ORIG_TERM	Contract and recalculation	v.
New/used vehicle collateral status	PCD_COLLATERAL_CODE	System Screen Shots
Current credit score	PCD_CREDIT_SCORE_CURR	System Screen Shots

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the borrower state Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 6, 14, 57, 66 and 68), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the borrower state Sample Characteristic for Sample Receivable Numbers 6, 14, 57, 66 and 68, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

iii.

For the purpose of comparing the maturity date Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 22, 25, 32, 34, 48, 85 and 98), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the maturity date Sample Characteristic for Sample Receivable Numbers 22, 25, 32, 34, 48, 85 and 98, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

Exhibit 1 to Attachment A Page 2 of 3

Notes: (continued)

iv.

For the purpose of comparing the APR Sample Characteristic for Sample Receivables that are not Subvention Sample Receivables, the Sponsor, on behalf of the Depositor, instructed us to use the APR, as shown on the Contract (and in accordance with the additional instruction provided by the Sponsor, on behalf of the Depositor, described in the final paragraph of this note iv.).

For the purpose of comparing the APR Sample Characteristic for the Subvention Sample Receivables, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Data File agreed with either:

a.	The APR, as shown on the Contract, or

b.	The result of recalculating the APR by:

(1)	Subtracting the:

(i)	Rate reduction amount, as shown on the Subvention Program Document, from

(ii)	APR, as shown on the Contract, and

(2)	Rounding the result obtained in (1) above to the second decimal place (XX.XX%)

(and in accordance with the additional instruction provided by the Sponsor, on behalf of the Depositor, described in the final paragraph of this note iv.). We performed no procedures to reconcile any differences that may exist relating to the information described above.

Additionally, for the purpose of comparing the APR Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to:

a.	Round the APR, as shown on the Contract, to the second decimal place (XX.XX%) and

b.	Ignore absolute differences of +/- 0.02% or less.

Exhibit 1 to Attachment A Page 3 of 3

Notes: (continued)

v.

For the purpose of comparing the original loan term Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 13, 48 and 85), the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan term by:

a.	Calculating the number of days between the:

(1)	Contract Date and

(2)	Maturity Date, assuming a 360-day year,

both as shown on the Contract,

b.	Dividing the result obtained in a. above by 30 and

c.	Rounding the result obtained in b. above to the nearest integer.

For the purpose of comparing the original loan term Sample Characteristic for Sample Receivables 13, 48 and 85, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan term by:

a.	Calculating the number of days between the:

(1)	Contract Date and

(2)	Maturity Date, assuming a 360-day year,

both as shown on the Contract,

b.	Dividing the result obtained in a. above by 30 and

c.	Truncating the result obtained in b. above to the nearest integer.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Difference

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
23	APR	17.74%	17.70%